Document and Entity Information	Apr. 28, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2023
Entity Registrant Name	Anthemis Digital Acquisitions I Corp
Entity Central Index Key	0001853928
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40954
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	122 Hudson Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Tax Identification Number	98-1585436
Entity Address, Postal Zip Code	10013
City Area Code	646
Local Phone Number	757-1310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Capital Units [Member]
Document Information [Line Items]
Security12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ADALU
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Security12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	ADALW
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Security12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	ADAL
Security Exchange Name	NASDAQ